Net charges related to Ukraine Conflict - Net recoveries (charges) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (13,964)	$ 0	$ (28,072)	$ 2,728,718
(Recoveries) write-offs and impairments of flight equipment
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	(13,000)	0	(15,000)	3,176,000
Derecognition of lease-related assets and liabilities
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	0	0	0	(237,000)
Letters of credit receipts and other collections
Unusual or Infrequent Item, or Both [Line Items]
Net (recoveries) charges related to Ukraine Conflict	$ (1,000)	$ 0	$ (13,000)	$ (210,000)